Loans (Troubled Debt Restructurings) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 loan	Dec. 31, 2013 loan
Financing Receivable, Modifications [Line Items]
Commercial Real Estate	$ 2,121,158	$ 495,698
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Contracts modified	1	2
Commercial Real Estate	1,967,706	148,920
Allowance for Loan Losses Allocated	$ 606,179